ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Components of accrued expenses and other current liabilities

	As of December 31,
	2016	2017

Salary and welfare payable	20,067	26,011
Accrued expenses	8,979	14,842
Payables for purchase of property, plant and equipment	1,907	2,550
Payables for purchase of educational merchandise	1,914	2,436
Other tax payable	684	635
Others	2,885	5,380

	36,436	51,854